Distribution Date:	02/18/26	UBS Commercial Mortgage Trust 2018-C9
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C9
December Revision
The Distribution Date Statement is being revised to remove Situs Holdings, LLC as a Special Servicer.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: UBS 2018-C9 Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90291JAS6	2.930000%	17,267,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90291JAT4	3.835000%	37,271,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90291JAU1	4.090000%	37,671,000.00	22,823,662.70	0.00	77,790.65	0.00	0.00	77,790.65	22,823,662.70	33.17%	30.00%
A-3	90291JAV9	3.854000%	175,000,000.00	153,241,758.92	0.00	492,161.45	0.00	0.00	492,161.45	153,241,758.92	33.17%	30.00%
A-4	90291JAW7	4.117000%	320,724,000.00	320,724,000.00	0.00	1,100,350.59	0.00	0.00	1,100,350.59	320,724,000.00	33.17%	30.00%
A-S	90291JAZ0	4.318000%	56,693,000.00	56,693,000.00	0.00	204,000.31	0.00	0.00	204,000.31	56,693,000.00	25.55%	23.25%
B	90291JBA4	4.570000%	41,995,000.00	41,995,000.00	0.00	159,930.96	0.00	0.00	159,930.96	41,995,000.00	19.90%	18.25%
C	90291JBB2	4.961970%	39,896,000.00	39,896,000.00	0.00	9,843.83	0.00	0.00	9,843.83	39,896,000.00	14.53%	13.50%
D	90291JAC1	4.961970%	26,951,000.00	26,951,000.00	0.00	0.00	0.00	0.00	0.00	26,951,000.00	10.91%	10.29%
D-RR	90291JAF4	4.961970%	18,194,000.00	18,194,000.00	0.00	0.00	0.00	0.00	0.00	18,194,000.00	8.46%	8.13%
E-RR	90291JAH0	4.961970%	20,997,000.00	20,997,000.00	0.00	0.00	0.00	0.00	0.00	20,997,000.00	5.64%	5.63%
F-RR	90291JAK3	4.961970%	10,499,000.00	10,499,000.00	0.00	0.00	0.00	0.00	0.00	10,499,000.00	4.22%	4.38%
NR-RR	90291JAM9	4.961970%	36,746,550.00	31,927,224.05	0.00	0.00	0.00	525,959.97	0.00	31,401,264.08	0.00%	0.00%
Z	90291JAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90291JAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			839,904,550.00	743,941,645.67	0.00	2,044,077.79	0.00	525,959.97	2,044,077.79	743,415,685.70

X-A	90291JAX5	0.927336%	587,933,000.00	496,789,421.62	0.00	383,909.00	0.00	0.00	383,909.00	496,789,421.62
X-B	90291JAY3	0.382218%	138,584,000.00	138,584,000.00	0.00	44,141.11	0.00	0.00	44,141.11	138,584,000.00
Notional SubTotal			726,517,000.00	635,373,421.62	0.00	428,050.11	0.00	0.00	428,050.11	635,373,421.62

Deal Distribution Total					0.00	2,472,127.90	0.00	525,959.97	2,472,127.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90291JAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90291JAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90291JAU1	605.86824613	0.00000000	2.06500093	0.00000000	0.00000000	0.00000000	0.00000000	2.06500093	605.86824613
A-3	90291JAV9	875.66719383	0.00000000	2.81235114	0.00000000	0.00000000	0.00000000	0.00000000	2.81235114	875.66719383
A-4	90291JAW7	1,000.00000000	0.00000000	3.43083333	0.00000000	0.00000000	0.00000000	0.00000000	3.43083333	1,000.00000000
A-S	90291JAZ0	1,000.00000000	0.00000000	3.59833330	0.00000000	0.00000000	0.00000000	0.00000000	3.59833330	1,000.00000000
B	90291JBA4	1,000.00000000	0.00000000	3.80833337	0.00000000	0.00000000	0.00000000	0.00000000	3.80833337	1,000.00000000
C	90291JBB2	1,000.00000000	0.00000000	0.24673727	3.88823742	14.56543037	0.00000000	0.00000000	0.24673727	1,000.00000000
D	90291JAC1	1,000.00000000	0.00000000	0.00000000	4.13497458	26.81287225	0.00000000	0.00000000	0.00000000	1,000.00000000
D-RR	90291JAF4	1,000.00000000	0.00000000	0.00000000	4.13497472	39.67342915	0.00000000	0.00000000	0.00000000	1,000.00000000
E-RR	90291JAH0	1,000.00000000	0.00000000	0.00000000	4.13497452	71.20508549	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	90291JAK3	1,000.00000000	0.00000000	0.00000000	4.13497476	91.16680827	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	90291JAM9	868.84956683	0.00000000	0.00000000	3.59267088	207.72124676	0.00000000	14.31317960	0.00000000	854.53638723
Z	90291JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90291JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90291JAX5	844.97625005	0.00000000	0.65298087	0.00000000	0.00000000	0.00000000	0.00000000	0.65298087	844.97625005
X-B	90291JAY3	1,000.00000000	0.00000000	0.31851520	0.00000000	0.00000000	0.00000000	0.00000000	0.31851520	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/26 - 01/30/26	30	0.00	77,790.65	0.00	77,790.65	0.00	0.00	0.00	77,790.65	0.00
A-3	01/01/26 - 01/30/26	30	0.00	492,161.45	0.00	492,161.45	0.00	0.00	0.00	492,161.45	0.00
A-4	01/01/26 - 01/30/26	30	0.00	1,100,350.59	0.00	1,100,350.59	0.00	0.00	0.00	1,100,350.59	0.00
X-A	01/01/26 - 01/30/26	30	0.00	383,909.00	0.00	383,909.00	0.00	0.00	0.00	383,909.00	0.00
X-B	01/01/26 - 01/30/26	30	0.00	44,141.11	0.00	44,141.11	0.00	0.00	0.00	44,141.11	0.00
A-S	01/01/26 - 01/30/26	30	0.00	204,000.31	0.00	204,000.31	0.00	0.00	0.00	204,000.31	0.00
B	01/01/26 - 01/30/26	30	0.00	159,930.96	0.00	159,930.96	0.00	0.00	0.00	159,930.96	0.00
C	01/01/26 - 01/30/26	30	424,223.14	164,968.95	0.00	164,968.95	155,125.12	0.00	0.00	9,843.83	581,102.41
D	01/01/26 - 01/30/26	30	608,675.16	111,441.70	0.00	111,441.70	111,441.70	0.00	0.00	0.00	722,633.72
D-RR	01/01/26 - 01/30/26	30	643,924.03	75,231.73	0.00	75,231.73	75,231.73	0.00	0.00	0.00	721,818.37
E-RR	01/01/26 - 01/30/26	30	1,402,471.93	86,822.06	0.00	86,822.06	86,822.06	0.00	0.00	0.00	1,495,093.18
F-RR	01/01/26 - 01/30/26	30	909,984.46	43,413.10	0.00	43,413.10	43,413.10	0.00	0.00	0.00	957,160.32
NR-RR	01/01/26 - 01/30/26	30	7,470,132.11	132,018.26	0.00	132,018.26	132,018.26	0.00	0.00	0.00	7,633,039.18
Totals			11,459,410.83	3,076,179.87	0.00	3,076,179.87	604,051.97	0.00	0.00	2,472,127.90	12,110,847.18

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	Additional Information
Total Available Distribution Amount (1)	2,472,127.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,176,419.80	Master Servicing Fee	2,890.57
Interest Reductions due to Nonrecoverability Determination	(366,877.65)	Certificate Administrator Fee	5,342.74
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	320.31
ARD Interest	0.00	Operating Advisor Fee	986.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	192.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,809,542.15	Total Fees	9,732.35

Principal		Expenses/Reimbursements
Scheduled Principal	525,959.97	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	190,771.04
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	45,734.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	836.99
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	525,959.96
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	525,959.97	Total Expenses/Reimbursements	763,302.25

		Interest Reserve Deposit	90,339.59

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,472,127.90
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,472,127.90
Total Funds Collected	3,335,502.12	Total Funds Distributed	3,335,502.09

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	743,941,645.67	743,941,645.67	Beginning Certificate Balance	743,941,645.67
(-) Scheduled Principal Collections	525,959.97	525,959.97	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	525,959.97
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	525,959.96
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	743,415,685.70	743,415,685.70	Certificate Other Adjustments**	0.01
Beginning Actual Collateral Balance	746,897,049.30	746,897,049.30	Ending Certificate Balance	743,415,685.70
Ending Actual Collateral Balance	746,444,722.17	746,444,722.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	4,819,326.93	0.00	UC / (OC) Change	0.00
Current Period Advances	525,959.96	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,345,286.90	0.00	Net WAC Rate	4.96%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	116,338,591.73	15.65%	24	4.8249	NAP	Defeased	10	116,338,591.73	15.65%	24	4.8249	NAP
6,000,000 or less	12	50,993,698.56	6.86%	25	5.4315	1.379538	1.35 or less	20	309,214,722.86	41.59%	25	5.2475	0.477797
6,000,001 to 11,000,000	9	79,813,298.92	10.74%	25	5.0275	2.076354	1.36 to 1.45	3	55,654,814.87	7.49%	25	4.7979	1.398778
11,000,001 to 16,000,000	7	99,986,486.23	13.45%	24	4.9278	0.816419	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
16,000,001 to 21,000,000	6	111,528,350.46	15.00%	24	4.9298	1.565604	1.56 to 1.65	1	4,964,043.51	0.67%	25	5.5435	1.620000
21,000,001 to 26,000,000	1	25,000,000.00	3.36%	23	4.1910	2.390000	1.66 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
26,000,001 to 31,000,000	3	85,666,451.64	11.52%	25	5.2255	0.473609	1.76 to 1.85	3	12,073,504.62	1.62%	25	5.4552	1.804482
31,000,001 to 36,000,000	4	135,631,808.16	18.24%	25	5.0867	1.079851	1.86 to 2.05	6	85,224,804.06	11.46%	25	5.0471	1.983018
36,000,001 to 41,000,000	1	38,457,000.00	5.17%	25	4.2020	2.140000	2.06 to 2.30	3	84,578,808.16	11.38%	25	4.6163	2.144853
41,000,001 to 46,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.31 or greater	7	75,366,395.89	10.14%	23	4.2605	2.860173
46,000,001 to 51,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	53	743,415,685.70	100.00%	25	4.9582	1.365427
51,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	53	743,415,685.70	100.00%	25	4.9582	1.365427
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	16	116,338,591.73	15.65%	24	4.8249	NAP
							Defeased	16	116,338,591.73	15.65%	24	4.8249	NAP
Alabama	2	5,920,000.00	0.80%	25	4.2020	2.140000
							Industrial	4	30,593,988.58	4.12%	25	4.9628	1.468045
Arizona	1	3,956,990.71	0.53%	24	6.2130	1.280000
							Lodging	13	101,930,500.13	13.71%	25	5.7218	0.138874
Arkansas	1	3,172,685.51	0.43%	25	5.5545	1.800000
							Mixed Use	5	60,804,701.54	8.18%	24	4.6471	1.607411
California	28	139,167,985.82	18.72%	25	5.1377	1.113760
							Multi-Family	3	18,423,960.04	2.48%	24	5.4314	1.701716
Florida	5	41,644,925.05	5.60%	25	4.8518	1.742850
							Office	24	250,135,626.33	33.65%	25	4.9937	1.127012
Georgia	1	861,000.00	0.12%	25	4.2020	2.140000
							Retail	42	162,588,319.50	21.87%	24	4.5862	2.094626
Illinois	5	17,521,359.30	2.36%	25	5.4393	0.333335
							Self Storage	1	2,600,000.00	0.35%	24	4.7070	4.140000
Indiana	3	28,488,923.88	3.83%	25	5.4332	0.537496
							Totals	108	743,415,685.70	100.00%	25	4.9582	1.365427
Kentucky	1	6,982,857.14	0.94%	23	4.1910	2.390000

Massachusetts	1	30,000,000.00	4.04%	24	4.7340	2.020000

Missouri	5	36,643,809.62	4.93%	24	5.2898	0.596038

Nevada	4	37,296,788.37	5.02%	24	4.7257	2.193086

New Jersey	4	17,500,000.00	2.35%	24	5.0815	0.970000

New York	3	49,550,000.00	6.67%	25	4.8965	1.288385

North Carolina	4	29,244,903.75	3.93%	24	4.7669	2.156005

Ohio	7	27,393,158.09	3.68%	25	4.8657	0.438214

Oklahoma	2	8,374,332.29	1.13%	24	5.0448	2.096140

South Carolina	3	28,575,428.57	3.84%	24	4.3699	1.635821

Tennessee	1	6,089,000.00	0.82%	25	4.2020	2.140000

Texas	10	101,220,948.03	13.62%	25	5.1088	1.158413

Wisconsin	1	7,472,000.00	1.01%	25	4.2020	2.140000

Totals	108	743,415,685.70	100.00%	25	4.9582	1.365427

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	116,338,591.73	15.65%	24	4.8249	NAP	Defeased	10	116,338,591.73	15.65%	24	4.8249	NAP
	4.0000% or less	1	8,000,000.00	1.08%	26	3.9550	6.060000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	6	119,457,000.00	16.07%	24	4.2371	2.135480	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	9	171,786,285.64	23.11%	24	4.8085	1.488307	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	15	232,431,785.65	31.27%	25	5.1997	1.059992	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% to 6.0000%	10	63,633,395.49	8.56%	25	5.6628	0.482859	49 months or greater	43	627,077,093.97	84.35%	25	4.9829	1.309872
	6.0001% or Greater	2	31,768,627.19	4.27%	25	6.0423	(0.470887)	Totals	53	743,415,685.70	100.00%	25	4.9582	1.365427
	Totals	53	743,415,685.70	100.00%	25	4.9582	1.365427
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	116,338,591.73	15.65%	24	4.8249	NAP	Defeased	10	116,338,591.73	15.65%	24	4.8249	NAP
	117 months or less	43	627,077,093.97	84.35%	25	4.9829	1.309872	Interest Only	19	339,347,000.00	45.65%	24	4.7063	1.545123
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	24	287,730,093.97	38.70%	25	5.3093	1.032419
	Totals	53	743,415,685.70	100.00%	25	4.9582	1.365427	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	743,415,685.70	100.00%	25	4.9582	1.365427
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	116,338,591.73	15.65%	24	4.8249	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	569,007,941.00	76.54%	24	4.9095	1.409598
	13 months to 24 months	3	13,987,240.41	1.88%	24	5.7925	1.412658
	25 months or greater	6	44,081,912.56	5.93%	25	5.6744	(0.010000)
	Totals	53	743,415,685.70	100.00%	25	4.9582	1.365427
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30299654	OF	Austin	TX	Actual/360	5.215%	145,941.97	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	01/06/25
1A2	30299655				Actual/360	5.215%	145,941.97	0.00	0.00	N/A	03/06/28	--	32,500,000.00	32,500,000.00	01/06/25
2A11	30314295	RT	Various	Various	Actual/360	4.191%	54,133.75	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	02/01/26
2A12	30314296				Actual/360	4.191%	54,133.75	0.00	0.00	N/A	01/01/28	--	15,000,000.00	15,000,000.00	02/01/26
2A2	30314293				Actual/360	4.191%	90,222.92	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	02/01/26
2A7	30314294				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	02/01/26
3A1	30299571	LO	Various	Various	Actual/360	5.674%	64,727.03	22,089.84	0.00	N/A	03/06/28	--	13,246,664.06	13,224,574.22	12/06/24
3A2	30313989				Actual/360	5.674%	64,727.03	22,089.84	0.00	N/A	03/06/28	--	13,246,664.06	13,224,574.22	12/06/24
3A3	30313990				Actual/360	5.674%	21,575.67	7,363.29	0.00	N/A	03/06/28	--	4,415,554.32	4,408,191.03	12/06/24
3A4	30313991				Actual/360	5.674%	21,575.67	7,363.29	0.00	N/A	03/06/28	--	4,415,554.32	4,408,191.03	12/06/24
3A5	30313992				Actual/360	5.674%	21,575.67	7,363.29	0.00	N/A	03/06/28	--	4,415,554.32	4,408,191.03	12/06/24
3A6	30313993				Actual/360	5.674%	21,575.67	7,363.29	0.00	N/A	03/06/28	--	4,415,554.32	4,408,191.03	12/06/24
4A1	30314013	MU	Oakland	CA	Actual/360	4.728%	122,140.00	0.00	0.00	N/A	02/06/28	--	30,000,000.00	30,000,000.00	02/06/26
4A3	30314015				Actual/360	4.728%	61,070.00	0.00	0.00	N/A	02/06/28	--	15,000,000.00	15,000,000.00	02/06/26
5	30314298	Various Various		Various	Actual/360	4.202%	139,152.38	0.00	0.00	N/A	03/01/28	--	38,457,000.00	38,457,000.00	02/01/26
6A14	30314135	Various Various		CA	Actual/360	4.890%	151,294.12	47,924.63	0.00	N/A	02/06/28	--	35,929,732.79	35,881,808.16	02/06/26
7	30314299	OF	New York	NY	Actual/360	5.050%	0.00	0.00	0.00	N/A	03/06/28	--	34,750,000.00	34,750,000.00	01/06/23
8	30314300	LO	Oakland	CA	Actual/360	6.018%	0.00	0.00	0.00	N/A	03/06/28	--	27,811,636.77	27,811,636.77	02/06/24
9A4	30314301	OF	Lowell	MA	Actual/360	4.734%	81,530.00	0.00	0.00	N/A	02/06/28	--	20,000,000.00	20,000,000.00	02/04/26
9A8	30314302				Actual/360	4.734%	40,765.00	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	02/04/26
10	30314303	MF	North Las Vegas	NV	Actual/360	4.550%	117,528.75	0.00	0.00	N/A	03/06/28	--	30,000,000.00	30,000,000.00	02/06/26
11A1	30299733	OF	Oakland	CA	Actual/360	5.280%	82,494.72	25,547.62	0.00	N/A	04/06/28	--	18,143,999.20	18,118,451.58	02/06/26
11A2	30299727				Actual/360	5.280%	44,420.23	13,756.42	0.00	N/A	04/06/28	--	9,769,845.35	9,756,088.93	02/06/26
12	30314304	IN	Ocala	FL	Actual/360	4.970%	119,366.29	36,315.70	0.00	03/01/28	03/01/30	--	27,891,130.57	27,854,814.87	02/01/26
13A1	30299532	IN	Various	CA	Actual/360	4.725%	67,201.18	22,783.30	0.00	N/A	02/06/28	--	16,516,420.09	16,493,636.79	02/06/26
13A2	30299538				Actual/360	4.725%	38,844.62	13,169.53	0.00	N/A	02/06/28	--	9,547,063.61	9,533,894.08	02/06/26
15	30299525	OF	Fort Mill	SC	Actual/360	4.433%	80,161.61	0.00	0.00	02/06/28	12/31/28	--	21,000,000.00	21,000,000.00	02/06/26
16	30314311	LO	Indianapolis	IN	Actual/360	5.300%	83,897.06	32,716.92	0.00	N/A	03/01/28	--	18,382,800.56	18,350,083.64	02/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17	30314312	OF	Various	TX	Actual/360	4.740%	71,035.99	34,475.57	0.00	N/A	01/06/28	--	17,403,672.77	17,369,197.20	02/06/26
18	30314313	MF	Kissimmee	FL	Actual/360	4.365%	66,966.89	26,538.54	0.00	N/A	01/06/28	--	17,816,266.37	17,789,727.83	02/06/26
19	30299739	RT	Raleigh	NC	Actual/360	5.200%	74,861.46	27,822.27	0.00	N/A	03/06/28	--	16,718,440.31	16,690,618.04	02/06/26
21A3	30299470	OF	Florham Park	NJ	Actual/360	5.082%	43,757.36	0.00	0.00	N/A	02/06/28	--	10,000,000.00	10,000,000.00	02/06/26
21A4	30299471				Actual/360	5.082%	32,818.02	0.00	0.00	N/A	02/06/28	--	7,500,000.00	7,500,000.00	02/06/26
22	30299629	OF	Cleveland	OH	Actual/360	5.382%	0.00	0.00	0.00	N/A	03/06/28	--	15,456,872.38	15,456,872.38	09/06/19
23	30314314	RT	High Ridge	MO	Actual/360	4.800%	54,151.13	20,613.68	0.00	N/A	01/06/28	--	13,101,079.09	13,080,465.41	02/06/26
24	30314315	IN	Various	Various	Actual/360	5.110%	46,009.91	19,217.82	0.00	N/A	03/06/28	--	10,456,136.74	10,436,918.92	02/06/26
25	30314316	RT	Reno	NV	Actual/360	5.080%	46,693.55	14,520.98	0.00	N/A	04/01/28	--	10,674,166.49	10,659,645.51	02/01/26
27	30314317	OF	Melbourne	FL	Actual/360	5.385%	44,876.50	13,425.36	0.00	N/A	03/01/28	--	9,677,743.85	9,664,318.49	02/01/26
28	30314318	RT	Las Vegas	NV	Actual/360	5.213%	45,967.08	0.00	0.00	N/A	03/01/28	--	10,240,000.00	10,240,000.00	02/01/26
29	30314319	MU	Pineville	NC	Actual/360	5.398%	38,230.55	12,295.99	0.00	N/A	03/06/28	--	8,224,669.69	8,212,373.70	02/06/26
30	30314320	MU	Brooklyn	NY	Actual/360	3.955%	27,245.56	0.00	0.00	N/A	04/01/28	--	8,000,000.00	8,000,000.00	02/01/26
31	30299738	MF	Big Spring	TX	Actual/360	5.660%	33,479.52	11,594.19	0.00	N/A	02/06/28	--	6,869,158.67	6,857,564.48	02/06/26
32	30314321	MF	Brooklyn	NY	Actual/360	5.220%	30,566.00	0.00	0.00	N/A	03/06/28	--	6,800,000.00	6,800,000.00	02/06/26
34	30314322	LO	Duncan	OK	Actual/360	5.760%	22,663.04	11,971.06	0.00	N/A	03/01/28	--	4,569,160.49	4,557,189.43	02/01/26
35	30314323	OF	Scottsdale	AZ	Actual/360	5.093%	22,681.79	6,614.28	0.00	N/A	03/06/28	--	5,171,832.66	5,165,218.38	02/06/26
36	30299667	RT	Flower Mound	TX	Actual/360	5.543%	23,728.10	6,680.68	0.00	N/A	03/06/28	--	4,970,724.19	4,964,043.51	02/06/26
37	30314324	LO	Oro Valley	AZ	Actual/360	6.213%	21,263.12	17,361.86	0.00	N/A	02/06/28	--	3,974,352.28	3,956,990.42	02/06/26
38	30299548	MF	Lynn Haven	FL	Actual/360	5.404%	22,214.00	7,184.30	0.00	N/A	02/06/28	--	4,773,580.19	4,766,395.89	02/06/26
39	30299657	SS	Milton	WA	Actual/360	5.258%	21,345.09	6,705.03	0.00	N/A	03/06/28	--	4,714,132.48	4,707,427.45	02/06/26
40	30314326	RT	Farmington	MO	Actual/360	5.063%	18,972.53	8,061.40	0.00	N/A	03/06/28	--	4,351,691.08	4,343,629.68	02/06/26
41	30299656	SS	Edgewood	WA	Actual/360	5.408%	20,218.88	6,478.15	0.00	N/A	03/06/28	--	4,341,554.24	4,335,076.09	02/06/26
42	30299644	LO	Camden	AR	Actual/360	5.554%	15,215.99	8,551.85	0.00	N/A	03/06/28	--	3,181,237.36	3,172,685.51	02/06/26
43	30299507	SS	Riverside	CA	Actual/360	4.707%	10,538.45	0.00	0.00	N/A	02/06/28	--	2,600,000.00	2,600,000.00	02/06/26
Totals							2,809,542.15	525,959.97	0.00				743,941,645.67	743,415,685.70
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	5,165,894.73	901,799.00	01/01/25	03/31/25	02/11/26	14,016,964.78	408,434.36	82,659.80	1,474,157.17	1,406,977.33	0.00
1A2	5,165,894.73	901,799.00	01/01/25	03/31/25	02/11/26	14,016,964.78	408,434.36	82,659.80	1,474,157.17	0.00	0.00
2A11	25,337,698.88	23,865,424.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A12	25,337,698.88	23,865,424.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	25,337,698.88	23,865,424.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	25,337,698.88	23,865,424.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	--	--	09/11/25	3,989,104.26	96,159.66	67,183.20	1,118,879.39	178,743.76	0.00
3A2	0.00	0.00	--	--	09/11/25	3,989,104.26	96,159.66	67,183.20	1,118,879.39	0.00	0.00
3A3	0.00	0.00	--	--	09/11/25	1,329,701.34	32,053.21	22,394.41	372,959.85	0.00	0.00
3A4	0.00	0.00	--	--	09/11/25	1,329,701.34	32,053.21	22,394.41	372,959.85	0.00	0.00
3A5	0.00	0.00	--	--	09/11/25	1,329,701.34	32,053.21	22,394.41	372,959.85	0.00	0.00
3A6	0.00	0.00	--	--	09/11/25	1,329,701.34	32,053.21	22,394.41	372,959.85	0.00	0.00
4A1	3,377,600.21	3,559,466.39	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	3,377,600.21	3,559,466.39	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,446,712.46	3,574,829.37	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A14	33,362,145.52	33,271,930.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(235,111.51)	307,431.14	01/01/25	06/30/25	09/11/25	21,150,671.77	1,428,677.16	(394.39)	3,165,844.75	304,550.20	0.00
8	(1,027,716.82)	(1,197,325.73)	01/01/25	09/30/25	01/12/26	19,340,275.08	1,077,697.05	(315.65)	2,273,182.97	760,861.27	267,579.00
9A4	14,885,545.59	21,443,610.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A8	14,885,545.59	21,443,610.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A1	8,283,483.55	8,006,368.33	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	8,283,483.55	8,006,368.33	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,666,922.33	2,756,608.51	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,508,837.51	1,450,169.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,067,532.66	1,688,817.61	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	1,929,851.25	1,737,376.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,533,255.11	2,591,303.20	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21A3	3,916,004.17	3,745,520.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21A4	3,916,004.17	3,745,520.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	(1,321,888.28)	(1,112,143.04)	01/01/25	09/30/25	11/12/25	14,339,290.47	2,308,028.16	(175.43)	1,100,531.29	164,915.49	258,380.96
23	1,100,112.93	1,078,939.41	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,469,742.19	1,511,625.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,230,338.62	1,241,298.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,932,360.96	2,082,553.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	725,862.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	486,437.05	503,229.50	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	894,512.95	878,039.94	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	440,596.51	631,882.87	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	706,179.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	983,972.93	994,868.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	637,269.06	627,322.55	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	574,134.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	541,479.98	521,539.89	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	229,261,391.81	225,915,523.67				96,161,180.76	5,951,803.25	388,378.16	13,217,471.53	2,816,048.05	525,959.96

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	11	187,100,421.71	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958219%	4.942765%	25
01/16/26	0	0.00	0	0.00	11	187,174,054.55	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958380%	4.942926%	26
12/17/25	0	0.00	0	0.00	11	187,247,329.33	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958540%	4.943086%	27
11/18/25	0	0.00	0	0.00	11	187,327,197.89	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958713%	4.943259%	28
10/20/25	0	0.00	0	0.00	11	187,399,728.03	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.958870%	4.943417%	29
09/17/25	0	0.00	0	0.00	11	187,478,879.33	0	0.00	4	115,206,872.38	0	0.00	0	0.00	0	0.00	4.959041%	4.943587%	30
08/15/25	0	0.00	0	0.00	11	187,550,671.89	0	0.00	2	50,206,872.38	0	0.00	0	0.00	0	0.00	4.959196%	4.943743%	31
07/17/25	0	0.00	0	0.00	11	187,663,993.37	0	0.00	2	50,206,872.38	0	0.00	0	0.00	0	0.00	4.959410%	4.943957%	32
06/17/25	0	0.00	0	0.00	11	187,788,400.01	0	0.00	2	50,206,872.38	0	0.00	0	0.00	0	0.00	4.959643%	4.944191%	33
05/16/25	0	0.00	0	0.00	11	187,900,539.69	0	0.00	2	50,206,872.38	0	0.00	0	0.00	0	0.00	4.959854%	4.944402%	34
04/17/25	0	0.00	2	65,000,000.00	9	123,023,808.18	0	0.00	2	50,206,872.38	0	0.00	0	0.00	0	0.00	4.960084%	4.944632%	35
03/17/25	2	65,000,000.00	0	0.00	9	123,134,777.63	0	0.00	1	15,456,872.38	0	0.00	0	0.00	0	0.00	4.960292%	4.944841%	36
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A1	30299654	01/06/25	12	6	82,659.80	1,474,157.17	1,560,196.36	32,500,000.00	02/05/25	7			08/05/25
1A2	30299655	01/06/25	12	6	82,659.80	1,474,157.17	0.00	32,500,000.00	02/05/25	7			08/05/25
3A1	30299571	12/06/24	13	6	67,183.20	1,118,879.39	905,859.89	13,538,624.11	03/19/20	1
3A2	30313989	12/06/24	13	6	67,183.20	1,118,879.39	0.00	13,538,624.11	03/19/20	1
3A3	30313990	12/06/24	13	6	22,394.41	372,959.85	0.00	4,512,874.41	03/19/20	1
3A4	30313991	12/06/24	13	6	22,394.41	372,959.85	0.00	4,512,874.41	03/19/20	1
3A5	30313992	12/06/24	13	6	22,394.41	372,959.85	0.00	4,512,874.41	03/19/20	1
3A6	30313993	12/06/24	13	6	22,394.41	372,959.85	0.00	4,512,874.41	03/19/20	1
7	30314299	01/06/23	36	6	(394.39)	3,165,844.75	822,222.00	34,750,000.00	05/18/20	7			04/11/25
8	30314300	02/06/24	23	6	(315.65)	2,273,182.97	1,706,818.70	28,582,910.64	09/07/23	98
22	30299629	09/06/19	76	6	(175.43)	1,100,531.29	483,313.55	16,667,801.68	03/05/19	7			01/07/25
Totals					388,378.16	13,217,471.53	5,478,410.50	190,129,458.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		280,829,680	280,829,680	0		0
25 - 36 Months		434,731,191	247,630,769	71,893,549		115,206,872
37 - 48 Months		0	0	0		0
49 - 60 Months		27,854,815	27,854,815	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	743,415,686	556,315,264	0	0	71,893,549	115,206,872
Jan-26	743,941,646	556,767,591	0	0	71,967,182	115,206,872
Dec-25	744,465,267	557,217,938	0	0	72,040,457	115,206,872
Nov-25	745,033,859	557,706,661	0	0	72,120,326	115,206,872
Oct-25	745,552,626	558,152,898	0	0	72,192,856	115,206,872
Sep-25	746,116,540	558,637,660	0	0	72,272,007	115,206,872
Aug-25	746,630,494	559,079,822	0	0	137,343,800	50,206,872
Jul-25	747,184,042	559,520,049	0	0	137,457,121	50,206,872
Jun-25	747,787,420	559,999,020	0	0	137,581,528	50,206,872
May-25	748,335,763	560,435,223	0	0	137,693,667	50,206,872
Apr-25	748,934,126	560,910,318	0	65,000,000	72,816,936	50,206,872
Mar-25	749,477,311	561,342,534	65,000,000	0	107,677,905	15,456,872
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30299654	32,500,000.00	32,500,000.00	50,500,000.00	04/28/25	835,021.25	0.97000	03/31/25	03/06/28	I/O
1A2	30299655	32,500,000.00	32,500,000.00	50,500,000.00	04/28/25	835,021.25	0.97000	03/31/25	03/06/28	I/O
3A1	30299571	13,224,574.22	13,538,624.11	36,400,000.00	--	(152,594.40)	(0.01000)	12/31/23	03/06/28	264
3A2	30313989	13,224,574.22	13,538,624.11	36,400,000.00	--	(152,594.40)	(0.01000)	12/31/23	03/06/28	264
3A3	30313990	4,408,191.03	4,512,874.41	36,400,000.00	--	(152,594.40)	(0.01000)	12/31/23	03/06/28	264
3A4	30313991	4,408,191.03	4,512,874.41	36,400,000.00	--	(152,594.40)	(0.01000)	12/31/23	03/06/28	264
3A5	30313992	4,408,191.03	4,512,874.41	36,400,000.00	--	(152,594.40)	(0.01000)	12/31/23	03/06/28	264
3A6	30313993	4,408,191.03	4,512,874.41	36,400,000.00	--	(152,594.40)	(0.01000)	12/31/23	03/06/28	264
7	30314299	34,750,000.00	34,750,000.00	21,700,000.00	06/10/25	307,431.14	0.17000	06/30/25	03/06/28	I/O
8	30314300	27,811,636.77	28,582,910.64	15,500,000.00	12/19/25	(1,608,445.23)	(0.72000)	09/30/25	03/06/28	264
21A3	30299470	10,000,000.00	10,000,000.00	95,800,000.00	12/04/17	3,116,598.40	0.97000	09/30/25	02/06/28	I/O
21A4	30299471	7,500,000.00	7,500,000.00	95,800,000.00	12/04/17	3,116,598.40	0.97000	09/30/25	02/06/28	I/O
22	30299629	15,456,872.38	16,667,801.68	6,800,000.00	09/18/25	(1,112,143.04)	(0.97000)	09/30/25	03/06/28	264
Totals		204,600,421.71	207,629,458.18	555,000,000.00		4,574,515.77

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A1	30299654	OF	TX	02/05/25	7

1/12/2026 - Aspen Lake Office Portfolio consists of three separate buildings: Tower of the Hills, Tower Point, and Aspen Lake One totaling 381,588 SF. The Loan transferred to Special Servicing on 2/5/2025 due to imminent monetary default.

Subsequently, the properties were foreclosed on August 5, 2025. Special Servicer continues to focus on stabilizing the assets by renewing expiring leases and attracting new tenants to the buildings. Special Servicer will determine best timing to

	dispose of the assets.

1A2	30299655	Various	Various	02/05/25	7

1/12/2026 - Aspen Lake Office Portfolio consists of three separate buildings: Tower of the Hills, Tower Point, and Aspen Lake One totaling 381,588 SF. The Loan transferred to Special Servicing on 2/5/2025 due to imminent monetary default.

Subsequently, the properties were foreclosed on August 5, 2025. Special Servicer continues to focus on stabilizing the assets by renewing expiring leases and attracting new tenants to the buildings. Special Servicer will determine best timing to

	dispose of the assets.

3A1	30299571	LO	Various	03/19/20	1

2/11/2026 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. As of August, 2025, discussions are ongoing with the Borrower on the status of each hotel. A receiver has been appointed over all 8 properties in

	the portfolio and the properties have been listed by the Receiver for sale.

3A2	30313989	Various	Various	03/19/20	1

2/11/2026 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. As of August, 2025, discussions are ongoing with the Borrower on the status of each hotel. A receiver has been appointed over all 8 properties in

	the portfolio and the properties have been listed by the Receiver for sale.

3A3	30313990	Various	Various	03/19/20	1

2/11/2026 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. As of August, 2025, discussions are ongoing with the Borrower on the status of each hotel. A receiver has been appointed over all 8 properties in

	the portfolio and the properties have been listed by the Receiver for sale.

3A4	30313991	Various	Various	03/19/20	1

2/11/2026 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. As of August, 2025, discussions are ongoing with the Borrower on the status of each hotel. A receiver has been appointed over all 8 properties in

	the portfolio and the properties have been listed by the Receiver for sale.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3A5	30313992	Various	Various	03/19/20	1

2/11/2026 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. As of August, 2025, discussions are ongoing with the Borrower on the status of each hotel. A receiver has been appointed over all 8 properties in

	the portfolio and the properties have been listed by the Receiver for sale.

3A6	30313993	Various	Various	03/19/20	1

2/11/2026 - Loan transferred for Borrower declared Imminent Monetary Default due to COVID-19. As of August, 2025, discussions are ongoing with the Borrower on the status of each hotel. A receiver has been appointed over all 8 properties in

	the portfolio and the properties have been listed by the Receiver for sale.

7	30314299	OF	NY	05/18/20	7

1/12/2026 - Special Servicer acquired title via foreclosure on 2/19/25. As of 12/31/25, Special Servicer continues to monitor leasing activity at the Property while pursing its leasing strategy. Resolution is projected in Q2 2026.

8	30314300	LO	CA	09/07/23	98

2/11/2026 - The Loan was transferred to Special Servicing on 9/7/2023, due to Imminent Monetary Default. The Borrower has executed the Pre-Negotiation letter and counsel has been engaged. The Special Servicer has sent a Notice of Default related to the Borrower’s failure to make the August 2023 debt service payment. Lender has since accelerated the debt and has received approval to commence foreclosure proceedings. Receiver was appointed at the Property on 2/27/2025. On

	4/1/2025, Choice submitted termination of brand agreement and the hotel was closed. Property is currently being marketed through the Receiver.

21A3	30299470	OF	NJ	12/19/25	2

02/05/26: Loan transferred to Special Servicing on 12/19/25 due to imminent monetary default. The loan is a $62.5MM fixed-rate loan secured by a 361,454 sf suburban office park in Florham Park, NJ. Borrower advised that the DSCR has

	dropped below 1.00x due to the recent loss of a 25,000-sf tenant and that they are not in a position to fund operating expense shortfalls going forward. Pending receipt of workout proposal.

21A4	30299471	Various	Various	12/19/25	2

02/05/26: Loan transferred to Special Servicing on 12/19/25 due to imminent monetary default. The loan is a $62.5MM fixed-rate loan secured by a 361,454 sf suburban office park in Florham Park, NJ. Borrower advised that the DSCR has

	dropped below 1.00x due to the recent loss of a 25,000 sf tenant and that they are not in a position to fund operating expense shortfalls going forward. Pending receipt of workout proposal.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	30299629	OF	OH	03/05/19	7

1/12/2026 - Lender foreclosed in May-24, sale confirmed in Oct-24 and the property became REO in Jan-25 upon recordation of the Sheriff''s Deed. Colliers engaged for property management and CBRE engaged for leasing. Special Servicer continues to focus on renewals and leasing of vacant space. Targeting disposition in 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30299654	0.00	5.21480%	0.00	5.21480%	8	01/04/23	12/19/22	01/04/23
1A2	30299655	0.00	5.21480%	0.00	5.21480%	8	01/04/23	12/19/22	01/04/23
4A1	30314013	0.00	4.72800%	0.00	4.72800%	8	03/28/24	03/28/24	04/15/24
4A3	30314015	0.00	4.72800%	0.00	4.72800%	8	03/28/24	03/28/24	04/15/24
6A14	30314135	0.00	4.89000%	0.00	4.89000%	8	12/08/23	12/08/23	01/11/24
34	30314322	5,283,652.37	5.76000%	5,275,225.19	5.76000%	8	05/29/20	05/29/20	06/10/20
Totals		5,283,652.37		5,275,225.19
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
33	30299552 07/15/22	5,439,065.11	6,350,000.00	138,892.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		5,439,065.11	6,350,000.00	138,892.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/16/24	522,781.05	0.00	0.00	0.00	0.00	522,781.05	0.00	0.00	522,781.05
33	30299552	07/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			522,781.05	0.00	0.00	0.00	0.00	522,781.05	0.00	0.00	522,781.05

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	6,996.53	0.00	0.00	62,913.31	0.00	0.00	0.00	0.00	0.00	0.00
1A2	0.00	0.00	6,996.53	0.00	0.00	62,913.31	0.00	0.00	0.00	0.00	0.00	0.00
3A1	0.00	0.00	9,505.71	0.00	0.00	19,483.33	0.00	0.00	0.00	0.00	0.00	0.00
3A2	0.00	0.00	0.00	0.00	0.00	19,483.33	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	0.00	0.00	0.00	0.00	6,494.44	0.00	0.00	0.00	0.00	0.00	0.00
3A4	0.00	0.00	0.00	0.00	0.00	6,494.44	0.00	0.00	0.00	0.00	0.00	0.00
3A5	0.00	0.00	0.00	0.00	0.00	6,494.44	0.00	0.00	0.00	0.00	0.00	0.00
3A6	0.00	0.00	0.00	0.00	0.00	6,494.44	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	7,480.90	0.00	0.00	0.00	0.00	151,114.24	0.00	0.00	0.00	0.00
8	0.00	0.00	5,987.23	0.00	0.00	0.00	0.00	144,124.54	0.00	0.00	0.00	0.00
21A3	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21A4	0.00	0.00	1,614.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	71,638.87	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	450.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	386.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	45,734.26	0.00	836.99	190,771.04	0.00	366,877.64	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		604,219.93

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Supplemental Notes
None

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